Equity - Investment shares (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 USD ($)
Total investment shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	271,677
Investment shares	S/ 2,717	$ 791
Other reserves of equity [member] | Investment shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	744,640
Investment shares	S/ 7,447	2,161
Other reserves of equity [member] | Treasury investment shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	(472,963)
Investment shares	S/ (4,730)	$ (1,370)